Share Capital - Disclosure of Detailed Information About Options, Valuation Assumptions (Details) - Years	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Risk-free interest rate (%)	1.04%	1.03%
Expected life (years)	5.93	5.83
Expected volatility (%)	49.00%	49.00%
Expected dividend yield (%)	0.10%	0.00%